COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments under operating leases requiring future minimum annual lease payments
The following table sets forth the minimum rental payments under operating leases with non-cancellable terms in excess of one year as of December 31, 2014:

2015	$1,763
2016	1,493
2017	1,236
2018	1,209
2019	1,202
Thereafter	4,007